First Trust SMID Growth Strength ETF Investment Strategy - First Trust SMID Growth Strength ETF	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure the Index integrity. According to the Index Provider, the Index seeks to provide exposure to well capitalized small and mid-sized companies with strong market positions. The Index seeks to screen for companies with strong balance sheets, a high degree of liquidity, the ability to generate earnings growth, and a record of financial strength and profit growth (as described below). According to the Index Provider, to be eligible for inclusion in the Index, a security must be a constituent of the Nasdaq US Small CapTM Index or the Nasdaq US Mid CapTM Index. In addition, in order to be eligible for inclusion in the Index, a security must meet the size, seasoning and liquidity requirements of the Index, as well as the following criteria: ●Have at least $100 million USD in cash or short-term investments, after removing restricted cash; ●Have a long-term debt to market cap ratio less than 30%; ●Have positive shareholder equity; ●Have positive revenue and cashflow; ●Have a return on equity greater than 10% Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. The Index uses a ranking system of the eligible securities until 100 securities are selected for inclusion. All selected securities are equally weighted. See "Additional Information on the Fund's Investment Objective and Strategies - The SMID Growth Strength Index" for further information regarding the selection process. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in small and/or mid-capitalization growth securities. The Fund defines "small and/or mid-capitalization growth securities" as those selected for inclusion in the Index pursuant to the Index methodology. The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2025, the Fund had significant investments in financial companies and industrials companies, although this may change from time to time.The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in a given jurisdiction, investment sector or industry or group of industries that it may not have had as of June 30, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction, investment sector or industry or group of industries, the Fund may be exposed to the risks associated with that jurisdiction, investment sector or industry or group of industries.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2025, the Fund had significant investments in financial companies and industrials companies, although this may change from time to time.